As filed with the SEC on November 29, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09010

TRANSAMERICA INVESTORS, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2004 are attached.

Transamerica Premier Balanced Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(7.5%	)
U.S. Treasury Bond
4.25%, due 08/15/2014			$500	$505
5.38%, due 02/15/2031			6,000	6,429
U.S. Treasury Note
2.63%, due 05/15/2008			600	591
3.13%, due 10/15/2008			900	899
3.25%, due 01/15/2009			250	250
2.63%, due 03/15/2009			750	730
4.00%, due 06/15/2009			4,000	4,118
3.63%, due 05/15/2013			990	966
4.25%, due 11/15/2013			2,250	2,280

Total U.S. Government Obligations (cost: $16,662 )				16,768

U.S. GOVERNMENT AGENCY OBLIGATIONS	(1.6%	)
Fannie Mae - Conventional Pool
6.00%, due 08/01/2034			1,866	1,933
6.00%, due 09/01/2034			1,539	1,594

Total U.S. Government Agency Obligations (cost: $3,526 )				3,527

CORPORATE DEBT SECURITIES	(19.2%	)
Amusement & Recreation Services	(0.9%	)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010			1,250	1,293
MGM MIRAGE
6.00%, due 10/01/2009			700	713
Beverages	(1.9%	)
Bottling Group, LLC
2.45%, due 10/16/2006			1,100	1,089
Cia Brasileira de Bebidas - 144A
8.75%, due 09/15/2013			150	170
Coca-Cola Enterprises Inc.
2.50%, due 09/15/2006			1,000	991
Diageo Capital PLC
3.38%, due 03/20/2008			1,300	1,296
PepsiAmericas, Inc.
3.88%, due 09/12/2007			1,000	1,012

Business Credit Institutions	(0.8%)
eircom Funding
8.25%, due 08/15/2013		300	330
Textron Financial Corporation
2.69%, due 10/03/2006		1,500	1,489
Chemicals & Allied Products	(0.1%)
Nalco Company
7.75%, due 11/15/2011		300	320
Commercial Banks	(1.8%)
Abbey National PLC
7.00%, due 06/15/2049		1,000	1,075
HSBC Capital Funding LP - 144A (b)
10.18%, due 12/31/2049		1,000	1,532
Mellon Bank, NA
7.00%, due 03/15/2006		300	319
US Bank NA
3.75%, due 02/06/2009		1,000	999
Communication	(0.8%)
Echostar DBS Corporation
5.75%, due 10/01/2008		180	182
Liberty Media Corporation
5.70%, due 05/15/2013		1,000	990
Viacom Inc.
7.75%, due 06/01/2005		500	518
Communications Equipment	(0.6%)
Motorola, Inc.
4.61%, due 11/16/2007		1,250	1,285
Electric Services	(0.5%)
Duke Energy Corporation
4.20%, due 10/01/2008		1,150	1,163
Electric, Gas & Sanitary Services	(0.1%)
PG&E Corporation
6.88%, due 07/15/2008		215	234
Food & Kindred Products	(0.8%)
Campbell Soup Company
6.90%, due 10/15/2006		1,000	1,073
Smithfield Foods Inc.
7.00%, due 08/01/2011		300	315
Tyson Foods, Inc.
8.25%, due 10/01/2011		250	297
Food Stores	(0.1%)
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		150	158
Furniture & Fixtures	(0.5%)
Lear Corporation
7.96%, due 05/15/2005		1,000	1,031

Health Services	(0.2%)
HCA Inc.
7.13%, due 06/01/2006		500	528
Hotels & Other Lodging Places	(0.1%)
Park Place Entertainment Corporation
7.00%, due 04/15/2013		300	335
Insurance	(1.0%)
Berkshire Hathaway Finance Corporation - 144A
3.40%, due 07/02/2007		1,250	1,255
WellPoint Health Networks Inc.
6.38%, due 06/15/2006		1,000	1,055
Insurance Agents, Brokers & Service	(0.5%)
MetLife, Inc.
3.91%, due 05/15/2005		1,000	1,010
Metal Mining	(1.1%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007		1,275	1,403
Rio Tinto Finance (USA) Limited
5.75%, due 07/03/2006		1,000	1,049
Motion Pictures	(0.3%)
Time Warner Inc.
9.13%, due 01/15/2013		500	627
Oil & Gas Extraction	(0.4%)
Chesapeake Energy Corp
7.50%, due 06/15/2014		225	247
Husky Oil Ltd.
8.90%, due 08/15/2028		635	738
Paper & Allied Products	(0.4%)
Norske Skogindustrier ASA - 144A
6.13%, due 10/15/2015		950	971
Personal Credit Institutions	(0.7%)
Capital One Bank
5.00%, due 06/15/2009		750	778
General Motors Acceptance Corporation
6.75%, due 01/15/2006		750	783
Petroleum Refining	(0.6%)
Amerada Hess Corporation
7.13%, due 03/15/2033		1,200	1,293
Primary Metal Industries	(0.6%)
Noranda Inc.
6.00%, due 10/15/2015		600	641
Phelps Dodge Corporation
8.75%, due 06/01/2011		550	671

Printing & Publishing	(1.0%)
News America Holdings Incorporated
7.75%, due 12/01/2045		1,000	1,189
Reed Elsevier Capital Inc.
7.00%, due 05/15/2005		1,000	1,028
Security & Commodity Brokers	(1.2%)
BNP U.S. Funding L.L.C. - 144A (b)
7.74%, due 12/29/2049		1,000	1,120
E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011		300	314
Lehman Brothers Holdings Inc.
7.88%, due 08/15/2010		1,000	1,185
Telecommunications	(1.9%)
America Movil, SA de CV - 144A
5.50%, due 03/01/2014		550	533
Cincinnati Bell Inc.
8.38%, due 01/15/2014		150	138
Millicom International Cellular - 144A
10.00%, due 12/01/2013		150	152
SBC Communications Inc.
5.75%, due 05/02/2006		1,000	1,045
Sprint Capital Corporation - step bond
4.78%, due 08/17/2006		1,250	1,286
Telefonica SA
7.35%, due 09/15/2005		1,000	1,044
Transportation & Public Utilities	(0.2%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014		500	528
Transportation Equipment	(0.1%)
Bombardier Recreational Products - 144A
8.38%, due 12/15/2013		200	212

Total Corporate Debt Securities (cost: $41,558 )			43,032

CONVERTIBLE BONDS	(0.4%)
Pharmaceuticals	(0.4%)
Vertex Pharmaceuticals Incorporated
5.00%, due 09/19/2007		1,000	965

Total Convertible Bonds (cost: $1,000 )			965

		Shares	Value
PREFERRED STOCKS	(0.5%)
Telecommunications	(0.5%)
Centaur Funding Corp. - 144A		800	$1,033

Total Preferred Stocks (cost: $ 891 )			1,033

COMMON STOCKS	(70.3%)
Automotive	(13.4%)
BorgWarner, Inc.		200,000	8,658
Delphi Corporation		100,000	929
Gentex Corporation		75,000	2,635
Harley-Davidson, Inc.		130,000	7,727
PACCAR Inc.		150,000	10,368
Chemicals & Allied Products	(1.4%)
Ecolab Inc.		100,000	3,144
Commercial Banks	(1.4%)
Morgan Chase & Co. (J.P.)		50,000	1,987
State Street Corporation		25,000	1,068
Communication	(1.4%)
XM Satellite Radio Holdings Inc. - Class A (a)		100,000	3,102
Communications Equipment	(2.8%)
QUALCOMM Incorporated		160,000	6,246
Computer & Data Processing Services	(1.2%)
Microsoft Corporation		100,000	2,765
Computer & Office Equipment	(4.7%)
Diebold, Incorporated		100,000	4,670
SanDisk Corporation (a)		200,000	5,824
Construction	(2.6%)
Jacobs Engineering Group Inc. (a)		150,000	5,744
Electronic & Other Electric Equipment	(4.3%)
General Electric Company		85,000	2,854
Hubbell Incorporated - Class B		150,000	6,725
Electronic Components & Accessories	(0.4%)
Intel Corporation		50,000	1,003
Fabricated Metal Products	(1.9%)
Gillette Company (The)		100,000	4,174
Holding & Other Investment Offices	(1.6%)
Plum Creek Timber Company, Inc.		100,000	3,503

Hotels & Other Lodging Places	(1.9%	)
Marriott International, Inc. - Class A			80,000	4,157
Industrial Machinery & Equipment	(10.5%	)
American Standard Companies Inc. (a)			60,000	2,335
Caterpillar, Inc.			100,000	8,045
Donaldson Company, Inc.			100,000	2,839
Graco Inc.			60,000	2,010
Illinois Tool Works Inc.			30,000	2,795
Kennametal Inc.			125,000	5,643
Insurance	(2.6%	)
Berkshire Hathaway Inc. - Class B (a)			600	1,723
WellPoint Health Networks Inc. (a)			40,000	4,204
Lumber & Other Building Materials	(0.7%	)
Lowe’s Companies, Inc.			30,000	1,631
Medical Instruments & Supplies	(2.1%	)
Zimmer Holdings, Inc. (a)			60,000	4,741
Oil & Gas Extraction	(2.8%	)
Anadarko Petroleum Corporation			40,000	2,654
Apache Corporation			70,000	3,508
Paper & Allied Products	(0.4%	)
3M Company			10,000	800
Personal Services	(0.3%	)
Weight Watchers International, Inc. (a)			20,000	776
Pharmaceuticals	(3.2%	)
Allergan, Inc.			30,000	2,177
Amgen Inc. (a)			50,000	2,834
Genentech, Inc. (a)			40,000	2,097
Printing & Publishing	(2.7%	)
McGraw-Hill Companies, Inc. (The)			75,000	5,977
Transportation & Public Utilities	(2.3%	)
Expeditors International of Washington, Inc.			100,000	5,169
Trucking & Warehousing	(2.0%	)
United Parcel Service, Inc. - Class B			60,000	4,555
Wholesale Trade Durable Goods	(1.7%	)
Grainger (W.W.), Inc.			65,000	3,747

Total Common Stocks (cost: $122,589 )				157,543

Total Investment Securities (cost: $186,226 )				$222,868

SUMMARY:
Investments, at value			99.5%	$222,868
Other assets in excess of liabilities			0.5%	1,096

Net assets			100.0%	$223,964

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	Floating or variable rate note. Rate is listed as of September 30, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $8,743 or 3.90% of the net assets of the Fund.

*	Aggregate cost for Federal tax purposes is $186,189. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,464 and $1,785 respectively. Net unrealized appreciation for tax purposes is $36,679.

Transamerica Premier Bond Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Principal	Value
U.S. GOVERNMENT OBLIGATIONS	(22.8%	)
U.S. Treasury Bond
4.00%, due 02/15/2014			$125	$124
4.25%, due 08/15/2014			500	505
5.38%, due 02/15/2031			3,225	3,456
U.S. Treasury Note
3.38%, due 09/15/2009			950	950
4.00%, due 11/15/2012			500	503
4.25%, due 08/15/2013			600	609

Total U.S. Government Obligations (cost: $6,245 )				6,147

U.S. GOVERNMENT AGENCY OBLIGATIONS	(5.3%	)
Fannie Mae - Conventional Pool
6.00%, due 08/01/2034			764	792
6.00%, due 09/01/2034			634	657

Total U.S. Government Agency Obligations (cost: $1,449 )				1,449

CORPORATE DEBT SECURITIES	(66.9%	)
Amusement & Recreation Services	(2.2%	)
Harrah’s Operating Company, Inc. - 144A
5.50%, due 07/01/2010			500	517
MGM MIRAGE
5.88%, due 02/27/2014			75	73
Beverages	(6.3%	)
Bottling Group, LLC
2.45%, due 10/16/2006			600	594
Cia Brasileira de Bebidas - 144A
8.75%, due 09/15/2013			80	91
Coca-Cola Enterprises Inc.
2.50%, due 09/15/2006			500	496
PepsiAmericas, Inc.
3.88%, due 09/12/2007			500	506
Business Credit Institutions	(6.9%	)
Allstate Financing Global Funding II - 144A
2.63%, due 10/22/2006			550	545

Boeing Capital Corporation
5.80%, due 01/15/2013		500	537
Deere (John) Capital Corporation
3.90%, due 01/15/2008		600	609
eircom Funding
8.25%, due 08/15/2013		150	165
Business Services	(3.9%)
Clear Channel Communications, Inc.
8.00%, due 11/01/2008		450	511
International Lease Finance Corporation
5.63%, due 06/01/2007		500	529
Chemicals & Allied Products	(0.6%)
Nalco Company
7.75%, due 11/15/2011		150	160
Commercial Banks	(2.0%)
US Bank NA
3.75%, due 02/06/2009		550	548
Communication	(1.8%)
Liberty Media Corporation
5.70%, due 05/15/2013		500	495
Communications Equipment	(1.9%)
Motorola, Inc.
4.61%, due 11/16/2007		500	514
Electric, Gas & Sanitary Services	(0.6%)
PG&E Corporation
6.88%, due 07/15/2008		150	163
Food & Kindred Products	(1.0%)
Smithfield Foods Inc.
7.00%, due 08/01/2011		150	158
Tyson Foods, Inc.
8.25%, due 10/01/2011		100	119
Furniture & Fixtures	(1.9%)
Lear Corporation
7.96%, due 05/15/2005		500	516
Holding & Other Investment Offices	(2.0%)
EOP Operating Limited Partnership
8.38%, due 03/15/2006		500	537
Hotels & Other Lodging Places	(0.3%)
Park Place Entertainment Corporation
7.00%, due 04/15/2013		75	84
Insurance	(3.8%)
Berkshire Hathaway Finance Corporation - 144A
3.40%, due 07/02/2007		500	502

WellPoint Health Networks Inc.
6.38%, due 06/15/2006			500	528
Insurance Agents, Brokers & Service	(1.9%	)
MetLife, Inc.
3.91%, due 05/15/2005			500	505
Lumber & Wood Products	(1.1%	)
Weyerhaeuser Company
7.38%, due 03/15/2032			250	288
Metal Mining	(1.9%	)
Rio Tinto Finance (USA) Limited
5.75%, due 07/03/2006			500	524
Motion Pictures	(1.2%	)
Time Warner Inc.
9.13%, due 01/15/2013			250	313
Oil & Gas Extraction	(2.7%	)
Chesapeake Energy Corp.
7.00%, due 08/15/2014			150	159
Husky Oil Ltd.
8.90%, due 08/15/2028			270	314
Kerr-McGee Corporation
6.95%, due 07/01/2024			250	267
Personal Credit Institutions	(4.6%	)
Capital One Bank
5.00%, due 06/15/2009			600	622
General Motors Acceptance Corporation
6.75%, due 01/15/2006			600	626
Pharmaceuticals	(1.9%	)
Bristol-Myers Squibb Co.
4.75%, due 10/01/2006			500	517
Primary Metal Industries	(2.8%	)
Noranda Inc.
6.00%, due 10/15/2015			250	267
Phelps Dodge Corporation
8.75%, due 06/01/2011			400	488
Printing & Publishing	(2.2%	)
News America Holdings Incorporated
7.75%, due 12/01/2045			500	595
Security & Commodity Brokers	(4.6%	)
BNP U.S. Funding L.L.C. - 144A - (a)
7.74%, due 12/29/2049			500	560
E*TRADE Financial Corporation - 144A
8.00%, due 06/15/2011			150	157
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006			500	527

Telecommunications	(5.4%)
America Movil, SA de CV - 144A
5.50%, due 03/01/2014		275	266
Cincinnati Bell Inc.
8.38%, due 01/15/2014		75	69
Millicom International Cellular - 144A
10.00%, due 12/01/2013		75	76
Sprint Capital Corporation - step bond
4.78%, due 08/17/2006		500	514
Telefonica SA
7.35%, due 09/15/2005		500	522
Transportation & Public Utilities	(1.0%)
Magellan Midstream Partners, L.P.
6.45%, due 06/01/2014		250	264
Transportation Equipment	(0.4%)
Bombardier Recreational Products - 144A
8.38%, due 12/15/2013		100	106

Total Corporate Debt Securities (cost: $ 17,660 )			18,043

Total Investment Securities (cost: $ 25,354 )			$25,639

SUMMARY:
Investments, at value		95.0%	$25,639
Other assets in excess of liabilities		5.0%	1,346

Net assets		100.0%	$26,985

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or variable rate note. Rate is listed as of September 30, 2004.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $2,820 or 10.45% of the net assets of the Fund.

*	Aggregate cost for Federal tax purposes is $25,354. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $478 and $193, respectively. Net unrealized appreciation for tax purposes is $285.

Transamerica Premier Cash Reserve Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Principal	Value
COMMERCIAL PAPER - DOMESTIC	(76.6%	)
Asset-Backed	(12.7%	)
CAFCO LLC - 144A
1.68%, due 10/21/2004			$450	$450
1.77%, due 10/25/2004			900	898
1.67%, due 10/26/2004			450	449
Delaware Funding Company, LLC - 144A
1.56%, due 10/04/2004			450	450
1.70%, due 10/14/2004			350	350
1.78%, due 11/03/2004			500	499
1.56%, due 10/20/2004			350	350
Receivables Capital Company, LLC - 144A
1.62%, due 11/01/2004			250	250
1.73%, due 12/01/2004			950	947
Beverages	(1.1%	)
Coca-Cola Company (The)
1.72%, due 11/12/2004			400	399
Business Credit Institutions	(5.2%	)
Caterpillar Financial Services Corporation
4.69%, due 04/25/2005			400	405
Old Line Funding LLC - 144A
1.68%, due 10/20/2004			400	400
1.71%, due 11/08/2004			650	649
1.67%, due 11/22/2004			450	449
Chemical & Allied Products	(4.6%	)
du Pont (E.I.) de Nemours and Company
1.76%, due 11/16/2004			1,700	1,696
Commercial Banks	(6.8%	)
Bank of America Corporation
1.71%, due 10/20/2004			600	599
UBS Finance (Delaware) LLC
1.48%, due 10/13/2004			950	950
1.62%, due 10/22/2004			250	250
1.65%, due 10/25/2004			370	370
1.79%, due 11/29/2004			300	299
Food & Kindred Products	(8.3%	)
Nestle Capital Corporation - 144A
1.45%, due 10/07/2004			550	550
1.52%, due 11/05/2004			800	799
Unilever Capital Corporation - 144A
1.76%, due 11/09/2004			1,000	998
1.76%, due 11/17/2004			690	688
Industrial Machinery & Equipment	(2.3%	)
Caterpillar, Inc. - 144A
1.64%, due 10/08/2004			850	850
Insurance Agents, Brokers & Service	(2.7%	)
MetLife Funding, Inc.
1.71%, due 11/08/2004			1,000	998
Life Insurance	(3.3%	)
AIG Funding, Inc.
1.45%, due 10/06/2004			350	350
1.53%, due 11/04/2004			860	859
Paper & Allied Products	(2.7%	)
Minnesota Mining & Manufacturing Company
1.62%, due 10/07/2004			1,000	1,000
Personal Credit Institutions	(13.1%	)
American Honda Finance Corporation
1.79%, due 11/23/2004			750	748
1.79%, due 11/24/2004			700	698
General Electric Capital Corporation
1.57%, due 10/12/2004			300	300
1.62%, due 11/01/2004			700	699
1.68%, due 11/03/2004			500	499
Toyota Motor Credit Corporation
1.50%, due 10/12/2004			400	400
1.52%, due 10/14/2004			400	400
1.64%, due 10/29/2004			530	529
1.55%, due 11/02/2004			500	499
Pharmaceuticals	(7.2%	)
Eli Lilly and Company - 144A
1.40%, due 10/04/2004			950	950
1.40%, due 10/05/2004			900	900
Pfizer Inc. - 144A
1.69%, due 12/14/2004			800	797
Security & Commodity Brokers	(3.8%	)
Goldman Sachs Group, Inc. (The)
1.62%, due 11/15/2004			350	349
1.92%, due 01/10/2005			600	597
1.92%, due 01/11/2005			450	448
Variety Stores	(2.7%	)
Wal-Mart Stores, Inc.
1.57%, due 10/26/2004			700	699
Wal-Mart Stores, Inc. -144A
1.60%, due 10/19/2004			290	290

Total Commercial Paper - Domestic (cost: $ 28,003 )				28,003

COMMERCIAL PAPER - FOREIGN	(3.8%	)
Commercial Banks	(0.6%	)
The Toronto-Dominion Bank
1.52%, due 10/06/2004			225	225
Public Administration	(3.2%	)
Province of Quebec - 144A
1.15%, due 10/15/2004			1,150	1,150

Total Commercial Paper - Foreign (cost: $ 1,375 )				1,375

SHORT-TERM OBLIGATIONS	(8.4%	)
Caterpillar Financial Services Corporation - (a)
1.95%, due 01/31/2005			500	500
Goldman Sachs Group, Inc. (The) (a)
2.10%, due 02/25/2005			450	451
Merrill Lynch & Co., Inc.
1.93%, due 01/21/2005			570	571
Merrill Lynch & Co., Inc. - (a)
1.91%, due 01/13/2005			1,240	1,241
Wells Fargo & Company - (a)
1.98%, due 03/24/2005			300	300

Total Short-Term Obligations (cost: $ 3,063 )				3,063

CERTIFICATES OF DEPOSITS	(11.0%	)
Canadian Imperial Bank of Commerce
1.75%, due 11/10/2004			400	400
1.82%, due 11/26/2004			600	600
The Toronto-Dominion Bank
1.71%, due 10/18/2004			1,250	1,250
1.78%, due 11/18/2004			250	250
Wells Fargo & Company
1.55%, due 10/01/2004			625	625
1.77%, due 11/12/2004			900	899

Total Certificates of Deposits (cost: $ 4,024 )				4,024

Total Investment Securities (cost: $ 36,465 )				$36,465

SUMMARY:
Investments, at value			99.8%	$36,465
Other assets in excess of liabilities			0.2%	85

Net assets			100.0%	$36,550

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or Variable rate note. Rate listed is as of September 30, 2004

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $14,113 or 38.61% of the net assets of the Fund.

Transamerica Premier Core Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(95.7%)
Amusement & Recreation Services	(1.2%)
MGM MIRAGE (a)		14,500	$720
Apparel & Accessory Stores	(1.9%)
TJX Companies, Inc. (The)		51,500	1,135
Automotive	(6.2%)
BorgWarner, Inc.		20,000	866
Delphi Corporation		30,000	279
Gentex Corporation		10,000	351
Harley-Davidson, Inc.		20,000	1,189
PACCAR Inc.		15,000	1,037
Business Services	(2.6%)
First Data Corporation		35,500	1,544
Chemicals & Allied Products	(1.6%)
Ecolab Inc.		30,000	943
Commercial Banks	(2.0%)
Morgan Chase & Co. (J.P.)		25,000	993
State Street Corporation		5,000	214
Communication	(8.7%)
Cox Communications, Inc. - Class A (a)		20,000	663
Echostar Communications Corporation - Class A (a)		30,000	934
Liberty Media Corporation - Class A (a)		145,000	1,264
Liberty Media International, Inc. - Class A (a)		31,000	1,034
UnitedGlobalCom, Inc. - Class A (a)		100,000	747
XM Satellite Radio Holdings Inc. - Class A (a)		20,000	620
Communications Equipment	(1.9%)
QUALCOMM Incorporated		30,000	1,171
Computer & Data Processing Services	(4.8%)
GTECH Holdings Corporation		58,000	1,469
Microsoft Corporation		30,000	830
SkillSoft PLC - ADR (a)		88,000	589

Computer & Office Equipment	(4.2%	)
Diebold, Incorporated			15,000	701
SanDisk Corporation (a)			63,000	1,835
Construction	(1.6%	)
Jacobs Engineering Group Inc. (a)			25,000	957
Educational Services	(0.2%	)
DeVRY Inc. (a)			7,000	145
Electronic & Other Electric Equipment	(3.5%	)
General Electric Company			30,000	1,007
Hubbell Incorporated - Class B			25,000	1,121
Fabricated Metal Products	(1.7%	)
Gillette Company (The)			25,000	1,044
Holding & Other Investment Offices	(4.1%	)
Plum Creek Timber Company, Inc.			70,000	2,452
Hotels & Other Lodging Places	(1.7%	)
Marriott International, Inc. - Class A			20,000	1,039
Industrial Machinery & Equipment	(9.8%	)
American Standard Companies Inc. (a)			12,000	467
Caterpillar, Inc.			16,000	1,286
Donaldson Company, Inc.			30,000	852
Graco Inc.			25,000	838
Illinois Tool Works Inc.			15,000	1,398
Kennametal Inc.			25,000	1,129
Insurance	(4.7%	)
Berkshire Hathaway Inc. - Class B (a)			300	861
WellPoint Health Networks Inc. (a)			19,000	1,997
Insurance Agents, Brokers & Service	(2.3%	)
Willis Group Holdings Limited			36,500	1,365
Lumber & Other Building Materials	(0.5%	)
Lowe’s Companies, Inc.			5,500	299
Management Services	(2.3%	)
ServiceMaster Company (The)			108,000	1,389
Manufacturing Industries	(1.4%	)
Mattel, Inc.			47,000	852
Medical Instruments & Supplies	(1.3%	)
Zimmer Holdings, Inc. (a)			10,000	790

Oil & Gas Extraction	(3.1%)
Anadarko Petroleum Corporation		15,000	995
Apache Corporation		18,000	902
Paper & Allied Products	(1.6%)
3M Company		12,000	960
Paperboard Containers & Boxes	(1.6%)
Packaging Corporation of America		38,500	942
Personal Services	(3.7%)
Jackson Hewitt Tax Service Inc.		43,000	870
Weight Watchers International, Inc. (a)		35,000	1,358
Pharmaceuticals	(2.9%)
Allergan, Inc.		8,000	580
Amgen Inc. (a)		15,000	850
Genentech, Inc. (a)		6,000	315
Printing & Publishing	(2.4%)
American Greetings Corporation - Class A (a)		10,000	251
McGraw-Hill Companies, Inc. (The)		15,000	1,195
Restaurants	(2.4%)
IHOP Corp.		37,500	1,433
Retail Trade	(2.2%)
Staples, Inc.		45,500	1,356
Transportation & Public Utilities	(0.9%)
Expeditors International of Washington, Inc.		10,000	517
Trucking & Warehousing	(3.0%)
United Parcel Service, Inc. - Class B		24,000	1,822
Wholesale Trade Durable Goods	(1.7%)
Grainger (W.W.), Inc.		18,000	1,038

Total Common Stocks (cost: $ 52,560 )			57,800

Total Investment Securities (cost: $ 52,560 )			$57,800

SUMMARY:
Investments, at value		95.7%	$57,800
Other assets in excess of liabilities		4.3%	2,625

Net assets		100.0%	$60,425

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR	American Depositary Receipt

*	Aggregate cost for Federal tax purposes is $52,568. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,778 and $546, respectively. Net unrealized appreciation for tax purposes is $5,232.

Transamerica Premier Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
COMMON STOCKS	(98.1%	)
Business Services	(8.7%	)
First Data Corporation			190,000	$8,265
Moody’s Corporation			87,000	6,372
Chemicals & Allied Products	(3.8%	)
Praxair, Inc.			150,000	6,410
Commercial Banks	(3.0%	)
Northern Trust Corporation			125,000	5,100
Communication	(10.1%	)
Echostar Communications Corporation - Class A (a)			160,000	4,979
Liberty Media International, Inc. - Class A (a)			144,558	4,823
XM Satellite Radio Holdings Inc. - Class A (a)			225,000	6,980
Communications Equipment	(6.3%	)
QUALCOMM Incorporated			270,000	10,541
Computer & Data Processing Services	(6.8%	)
Intuit Inc. (a)			100,000	4,540
Microsoft Corporation			250,000	6,913
Computer & Office Equipment	(5.3%	)
Lexmark International, Inc. (a)			50,000	4,201
SanDisk Corporation (a)			160,000	4,659
Drug Stores & Proprietary Stores	(3.2%	)
Walgreen Co.			150,000	5,375
Electronic Components & Accessories	(1.2%	)
Intel Corporation			100,000	2,006
Fabricated Metal Products	(4.0%	)
Gillette Company (The)			160,000	6,678
Hotels & Other Lodging Places	(2.8%	)
Marriott International, Inc. - Class A			90,000	4,676

Insurance	(4.4%)
WellPoint Health Networks Inc. (a)		70,000	7,356
Management Services	(3.3%)
Paychex, Inc.		185,000	5,578
Manufacturing Industries	(2.8%)
International Game Technology		130,000	4,674
Medical Instruments & Supplies	(4.0%)
Zimmer Holdings, Inc. (a)		85,000	6,718
Personal Services	(2.9%)
Weight Watchers International, Inc. (a)		125,000	4,853
Pharmaceuticals	(9.5%)
Allergan, Inc.		85,000	6,167
Genentech, Inc. (a)		128,000	6,710
Pfizer Inc.		100,000	3,060
Retail Trade	(4.4%)
Staples, Inc.		250,000	7,455
Transportation & Public Utilities	(3.9%)
Expeditors International of Washington, Inc.		125,000	6,462
Trucking & Warehousing	(4.5%)
United Parcel Service, Inc. - Class B		100,000	7,592
Variety Stores	(3.2%)
Wal-Mart Stores, Inc.		100,000	5,320

Total Common Stocks (cost: $ 123,762 )			164,463

Total Investment Securities (cost: $ 123,762 )			$164,463

SUMMARY:
Investments, at value		98.1%	$164,463
Other assets in excess of liabilities		1.9%	3,238

Net assets		100.0%	$167,701

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

*	Aggregate cost for Federal tax purposes is $125,116. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,202 and $855, respectively. Net unrealized appreciation for tax purposes is $39,347.

Transamerica Premier Focus Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
COMMON STOCKS	(92.1%	)
Chemicals & Allied Products	(4.8%	)
Praxair, Inc.			103,000	$4,402
Communication	(11.6%	)
Echostar Communications Corporation - Class A (a)			118,000	3,672
Liberty Media International, Inc.- Class A (a)			81,916	2,733
UnitedGlobalCom, Inc. - Class A (a)			570,000	4,258
Computer & Data Processing Services	(19.8%	)
GTECH Holdings Corporation			270,000	6,836
Intuit Inc. (a)			60,000	2,724
RealNetworks, Inc. (a)			672,500	3,134
SkillSoft PLC - ADR (a)			816,000	5,459
Computer & Office Equipment	(3.8%	)
SanDisk Corporation (a)			120,000	3,494
Electronic & Other Electric Equipment	(7.8%	)
Gemstar-TV Guide International, Inc. (a)			1,270,000	7,176
Holding & Other Investment Offices	(4.3%	)
Plum Creek Timber Company, Inc.			113,500	3,976
Insurance	(5.7%	)
WellPoint Health Networks Inc. (a)			50,000	5,255
Management Services	(6.6%	)
ServiceMaster Company (The)			470,000	6,044
Personal Services	(9.7%	)
Jackson Hewitt Tax Service Inc.			135,000	2,731
Weight Watchers International, Inc. (a)			160,000	6,211
Pharmaceuticals	(6.9%	)
Allergan, Inc.			52,000	3,772
Genentech, Inc. (a)			50,000	2,621
Restaurants	(7.4%	)
IHOP Corp.			178,450	6,819

Variety Stores	(3.7%	)
Tuesday Morning Corporation (a)			111,500	3,448

Total Common Stocks (cost: $73,076 )				84,765

Total Investment Securities (cost: $73,076 )				$84,765

SUMMARY:
Investments, at value			92.1%	$84,765
Other assets in excess of liabilities			7.9%	7,246

Net assets			100.0%	$92,011

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR    American Depositary Receipt

*	Aggregate cost for Federal tax purposes is $73,076. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,258 and $1,569, respectively. Net unrealized appreciation for tax purposes is $11,689.

Transamerica Premier Growth Opportunities

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Shares	Value
COMMON STOCKS	(99.0%)
Automotive	(4.8%)
Gentex Corporation		165,000	$5,796
Business Credit Institutions	(5.0%)
Financial Federal Corporation (a)		160,000	5,997
Communication	(3.0%)
Global Payments Inc.		68,000	3,641
Computer & Data Processing Services	(18.5%)
GTECH Holdings Corporation		275,000	6,963
McAfee, Inc. (a)		190,000	3,819
RealNetworks, Inc. (a)		1,137,500	5,301
SkillSoft PLC - ADR (a)		949,500	6,352
Computer & Office Equipment	(3.9%)
SanDisk Corporation (a)		160,000	4,659
Educational Services	(4.8%)
DeVRY Inc. (a)		280,000	5,799
Electronic & Other Electric Equipment	(5.3%)
Gemstar-TV Guide International, Inc. (a)		1,125,000	6,356
Industrial Machinery & Equipment	(2.9%)
Graco Inc.		104,000	3,484
Management Services	(4.8%)
ServiceMaster Company (The)		445,000	5,722
Oil & Gas Extraction	(3.3%)
EOG Resources, Inc.		60,000	3,951
Paper & Allied Products	(2.3%)
Pactiv Corporation (a)		120,000	2,790
Paperboard Containers & Boxes	(4.1%)
Packaging Corporation of America		200,000	4,894
Personal Services	(7.7%)
Jackson Hewitt Tax Service Inc.		185,000	3,743
Weight Watchers International, Inc. (a)		145,000	5,629
Pharmaceuticals	(4.8%)
Techne Corporation (a)		150,000	5,727
Restaurants	(5.6%)
IHOP Corp.		175,000	6,687
Security & Commodity Brokers	(4.6%)
BlackRock, Inc.		75,000	5,512
Transportation & Public Utilities	(9.8%)
C.H. Robinson Worldwide, Inc.		128,000	5,938
Expeditors International of Washington, Inc.		115,000	5,946
Variety Stores	(3.8%)
Tuesday Morning Corporation (a)		146,400	4,527

Total Common Stocks (cost: $93,203 )			119,233

Total Investment Securities (cost: $93,203 )			$119,233

SUMMARY:
Investments, at value		99.0%	$119,233
Other assets in excess of liabilities		1.0%	1,199

Net assets		100.0%	$120,432

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR	American Depositary Receipt

*	Aggregate cost for Federal tax purposes is $93,213. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,734 and $1,714 respectively. Net unrealized appreciation for tax purposes is $26,020.

Transamerica Premier High Yield Bond Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
CORPORATE DEBT SECURITIES	(85.7%)
Aerospace	(1.6%)
K & F Industries, Inc.
9.63%, due 12/15/2010		$1,000	$1,118
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011		1,000	965
Air Transportation	(0.8%)
JetBlue Airways Corporation - Series 2004-1 Class C (a)
5.77%, due 03/15/2008		1,000	1,023
Amusement & Recreation Services	(9.2%)
Aztar Corporation - 144A
7.88%, due 06/15/2014		1,000	1,065
Boyd Gaming Corporation
6.75%, due 04/15/2014		1,000	1,023
Intrawest Corporation
7.50%, due 10/15/2013		1,000	1,041
Intrawest Corporation - 144A
7.50%, due 10/15/2013		500	521
Mandalay Resort Group
6.38%, due 12/15/2011		1,000	1,030
Penn National Gaming, Inc.
6.88%, due 12/01/2011		1,000	1,035
Six Flags, Inc.
9.75%, due 04/15/2013		1,000	950
Speedway Motorsports, Inc.
6.75%, due 06/01/2013		1,500	1,571
Station Casinos, Inc.
6.88%, due 03/01/2016		1,000	1,033
Vail Resorts, Inc.
6.75%, due 02/15/2014		2,000	2,030
Warner Music Group - 144A
7.38%, due 04/15/2014		1,000	1,040
Automotive Dealers & Service Stations	(2.4%)
Asbury Automotive Group, Inc.
8.00%, due 03/15/2014		1,000	990
Group 1 Automotive, Inc.
8.25%, due 08/15/2013		1,000	1,060
Petro Stopping Centers L.P. (Petro Financial Corporation)
9.00%, due 02/15/2012		1,000	1,065
Beverages	(0.9%)
Cia Brasileira de Bebidas - 144A
8.75%, due 09/15/2013		1,000	1,135
Business Credit Institutions	(5.9%)
AMR Real Estate Ptr/Fin - 144A
8.13%, due 06/01/2012		1,500	1,585
eircom Funding
8.25%, due 08/15/2013		1,500	1,649
Inmarsat Finance PLC - 144A
7.63%, due 06/30/2012		1,500	1,496
Nalco Finance Holdings Inc - 144A (c)
0.00%, due 02/01/2014		4,500	3,218
Chemicals & Allied Products	(3.2%)
Innophos Inc. -144A
8.88%, due 08/15/2014		1,000	1,070
Lyondell Chemical Company
9.63%, due 05/01/2007		1,000	1,094
Resolution Performance Products LLC
8.00%, due 12/15/2009		1,000	1,038
13.50%, due 11/15/2010		1,000	975

Communication	(3.2%)
Echostar DBS Corporation
6.63%, due 10/01/2014		1,000	999
Kabel Deutschland GmbH - 144A
10.63%, due 07/ 01/2014		2,000	2,190
XM Satellite Radio Inc.
12.00%, due 06/15/2010		875	1,028
Communications Equipment	(1.5%)
American Tower Corporation
7.13%, due 10/15/2012		1,000	995
American Towers, Inc.
7.25%, due 12/01/2011		1,000	1,045
Distribution - Wholesale	(0.8%)
Nebraska Book Company, Inc.
8.63%, due 03/15/2012		1,000	1,000
Fabricated Metal Products	(0.8%)
Mueller Group Inc. - 144A
10.00%, due 05/01/2012		1,000	1,085
Finance	(5.2%)
Dow Jones CDX High Yield Index - 144A
8.00%, due 12/29/2009		3,000	3,009
10.50%, due 12/29/2009		3,000	2,914
7.75%, due 12/29/2009		1,000	1,014
Food & Kindred Products	(3.6%)
Burns, Philp & Company Limited
9.75%, due 07/15/2012		2,000	2,150
Michael Foods, Inc.
8.00%, due 11/15/2013		1,000	1,053
Reddy Ice Group, Inc.
8.88%, due 08/01/2011		1,500	1,623
Food Stores	(1.6%)
Stater Bros. Holdings Inc. - 144A
8.13%, due 06/15/2012		2,000	2,105
Gas Production & Distribution	( 0.7%)
El Paso Corporation
7.75%, due 01/15/2032		1,000	878
Health Services	(0.4%)
Genesis Healthcare Corp.
8.00%, due 10/15/2013		500	548
Holding & Other Investment Offices	(4.0%)
TRAINS HY-2004-1 - 144A - (a)
8.21%, due 08/01/2015		4,942	5,324
Hotels & Other Lodging Places	(1.3%)
John Q. Hammons Hotels, Inc. - Series B
8.88%, due 05/15/2012		1,500	1,679
Industrial Machinery & Equipment	(1.5%)
Case New Holland, Inc. - 144A
6.00%, due 06/01/2009		1,000	995
Gulfmark Offshore, Inc. - 144A
7.75%, due 07/15/2014		1,000	1,018
Instruments & Related Products	(0.4%)
Da-Lite Screen Company, Inc. - 144A
9.50%, due 05/15/2011		500	530
Lumber & Wood Products	(3.1%)
Ainsworth Lumber Co, Ltd. - 144A (a)
5.67%, due 10/01/2010		2,000	2,030
Nortek, Inc. - 144A
8.50%, due 09/01/2014		1,000	1,053
Riverside Forest Products Ltd
7.88%, due 03/01/2014		1,000	1,065
Manufacturing Industries	(3.5%)
Aearo Company I
8.25%, due 04/15/2012		1,000	1,025

Jostens, Inc.
7.63%, due 10/01/2012		1,000	1,010
K2 Corporation -144A
7.38%, due 07/01/2014		1,400	1,491
Norcross Safety Products L.L.C. - Series B
9.88%, due 08/15/2011		1,000	1,090
Motion Pictures	(1.9%)
AMC Entertainment, Inc. - 144A
8.00%, due 03/01/2014		1,000	945
Blockbuster Inc. - 144A
9.00%, due 09/01/2012		1,250	1,303
LCE Acquisition Corp.
9.00%, due 08/01/2014		250	259
Oil & Gas Extraction	(8.2%)
Chesapeake Energy Corporation
6.88%, due 01/15/2016		1,500	1,575
Comstock Resources, Inc.
6.88%, due 03/01/2012		1,250	1,288
Crystal Holding, L.L.C.-144A (e)
0.00%, due 10/01/2014		4,000	2,410
El Paso Production Holding Company
7.75%, due 06/01/2013		1,000	1,008
Energy Partners, Ltd.
8.75%, due 08/01/2010		1,000	1,090
Evergreen Resources, Inc.
5.88%, due 03/15/2012		1,000	1,035
Mission Resources Corp
9.88%, due 04/01/2011		1,000	1,075
Petrobras International Finance Company - PIFCo
7.75%, due 09/15/2014		1,500	1,493
Paper & Allied Products	(2.5%)
Appleton Papers, Inc. - 144A
8.13%, due 06/15/2011		500	518
Graphic Packaging Corporation
9.50%, due 08/15/2013		1,500	1,720
Intertape Polymer Group Inc. - 144A
8.50%, due 08/01/2014		1,000	1,015
Petroleum Refining	(0.9%)
Premcor Refining Group Inc. (The)
9.25%, due 02/01/2010		1,000	1,140
Pharmaceuticals	(0.8%)
The Jean Coutu Group (PJC) Inc. - 144A
8.50%, due 08/01/2014		1,000	998
Primary Metal Industries	(0.7%)
Valmont Industries Inc. - 144A
6.88%, due 05/01/2014		850	880
Radio & Television Broadcasting	(0.8%)
LBI Media, Inc. - (b)
0.00%, due 10/15/2013		1,500	1,089
Restaurants	(3.5%)
Carolls Corporation
9.50%, due 12/01/2008		1,800	1,853
Denny’s Corporation - 144A
10.00%, due 10/01/2012		1,250	1,261
Domino’s, Inc.
8.25%, due 07/01/2011		1,459	1,586
Rubber & Misc. Plastic Products	(0.8%)
Graham Packaging Company Inc - 144A
9.88%, due 10/15/2014		1,000	1,029
Security & Commodity Brokers	(1.2%)
E*TRADE Financial Corporation -144A
8.00%, due 06/15/2011		1,500	1,568
Telecommunications	(5.1%)
Cincinnati Bell Inc.
8.38%, due 01/15/2014		1,500	1,376
Horizon PCS, Inc. - 144A
11.38%, due 07/15/2012		1,000	1,045
Millicom International Cellular - 144A
10.00%, due 12/01/2013		1,000	1,010
Nextel Partners, Inc.
8.13%, due 07/01/2011		1,500	1,597

Qwest Capital Funding, Inc.
7.75%, due 02/15/2031			1,000	770
UbiquiTel Inc. - 144A
9.88%, due 03/01/2011			1,000	1,046
Tobacco	(1.6%	)
DIMON Incorporated
9.63%, due 10/15/2011			1,000	1,060
Standard Commercial Corporation - 144A
8.00%, due 04/15/2012			1,000	1,030
Transportation Equipment	(0.4%	)
Bombardier Recreational Products - 144A
8.38%, due 12/15/2013			500	529
Water Transportation	(1.7%	)
Horizon Lines, LLC - 144A
9.00%, due 11/01/2012			500	530
Hornbeck Offshore Services, Inc.
10.63%, due 08/01/2008			1,500	1,660

Total Corporate Debt Securities (cost: $ 109,426)				113,557

CONVERTIBLE BONDS	(6.0%	)
Computer & Data Processing Services	(1.0%	)
Openwave Systems, Inc. - 144A
2.75%, due 09/09/2008			1,500	1,352
Department Stores	(0.7%	)
Saks Incorporated
2.00%, due 03/15/2024			1,000	888
Electronic Components & Accessories	(0.9%	)
Pixelworks Inc
1.75%, due 05/15/2024			1,500	1,256
Manufacturing Industries	(0.8%	)
Shuffle Master, Inc. - 144A
1.25%, due 04/15/2024			1,000	1,095
Retail Trade	(1.3%	)
Dick’s Sporting Goods, Inc. - 144A - (d)
1.61%, due 02/18/2024			2,000	1,578
Telecommunications	(0.7%	)
Terremark Worldwide, Inc. - 144A
9.00%, due 06/15/2009			1,000	933
Water Transportation	(0.6%	)
Royal Caribbean Cruises Ltd.
0.00%, due 02/02/2021			1,500	799

Total Convertible Bonds (cost: $ 8,005)				7,901

Total Investment Securities (cost: $ 117,431)				$121,458

SUMMARY:
Investments, at value			91.7%	$121,458
Other assets in excess of liabilities			8.3%	10,952

Net assets			100.0%	$132,410

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Floating or variable rate note. Rate is listed as of September 30, 2004.

(b)	Securities are stepbonds. LBI Media, Inc. has a coupon rate 0.00 % until 10/15/2008, thereafter the coupon rate will be 11.00%.

(c)	Securities are stepbonds. Nalco Fin Holdings, Inc. has a coupon rate 0.00 % until 02/01/2009, thereafter the coupon rate will be 9.00%.

(d)	Securities are stepbonds. Dicks Sporting Goods-144A has a coupon rate 1.6061 % until 02/18/2009, thereafter the coupon rate will be 0.00%.

(e)	Securities are stepbonds. Crystal US Holdings/US Sub3-144A has a coupon rate 0.00 % until 10/01/2009, thereafter the coupon rate will be 10.50%.

DEFINITIONS:

144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities aggregated $55,032 or 41.56% of the net assets of the Fund.

*	Aggregate cost for Federal tax purposes is $117,431. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,715 and $688, respectively. Net unrealized appreciation for tax purposes is $4,027.

Transamerica Premier Index Fund

Effective November 11, 2002 (the “Conversion Date”), the Fund began investing all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”). The investment objective and policies of the Portfolio are similar to the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (10.53% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The portfolio of investments of the Portfolio follow.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2004 (UNAUDITED)

	SHARES	MARKET VALUE (000)
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 10.9%
AutoNation, Inc. (a) (f)	63,600	$1,086
AutoZone, Inc. (a)	20,687	1,598
Bed Bath & Beyond, Inc. (a)	73,414	2,724
Best Buy Co., Inc.	79,721	4,324
Big Lots, Inc. (a)	29,538	361
Black & Decker Corp.	19,433	1,505
Brunswick Corp.	22,629	1,035
Carnival Corp.	153,519	7,260
Centex Corp.	30,476	1,538
Circuit City Stores, Inc. (f)	49,439	758
Clear Channel Communications, Inc.	144,165	4,494
Coach, Inc. (a)	46,600	1,977
Comcast Corp. (a)	546,967	15,446
Cooper Tire & Rubber Co. (f)	18,637	376
Dana Corp.	37,349	661
Darden Restaurants, Inc.	39,610	924
Delphi Corp. (f)	135,267	1,257
Dillard’s, Inc. Class A (f)	19,953	394
Dollar General Corp. (f)	81,015	1,632
Dow Jones & Co., Inc. (f)	20,626	838
Eastman Kodak Co. (f)	70,437	2,269
eBay, Inc. (a)	160,360	14,743
Family Dollar Stores, Inc. (f)	41,968	1,137
Federated Department Stores, Inc.	43,476	1,975
Ford Motor Co. (f)	443,955	6,238
Fortune Brands, Inc.	35,466	2,628
Gannett Co., Inc.	66,038	5,531
Gap, Inc.	217,930	4,075
General Motors Corp. (f)	136,873	5,814
Genuine Parts Co.	42,493	1,631
Goodyear Tire & Rubber Co. (a) (f)	44,442	477
Harley-Davidson, Inc.	71,438	4,246
Harrah’s Entertainment, Inc. (f)	27,933	1,480
Hasbro, Inc. (f)	43,987	827
Hilton Hotels Corp.	94,243	1,775
Home Depot, Inc.	536,457	21,029
International Game Technology	85,752	3,083
Interpublic Group of Cos., Inc. (a)	102,377	1,084
JC Penney & Co., Inc.	68,988	2,434
Johnson Controls, Inc.	46,496	2,641
Jones Apparel Group, Inc.	31,079	1,113
KB HOME (f)	11,631	983
Knight-Ridder, Inc.	19,491	1,276
Kohl’s Corp. (a)	82,510	3,976
Leggett & Platt, Inc.	46,354	1,302
Limited Brands	115,356	2,571
Liz Claiborne, Inc.	27,641	1,043

Lowe’s Cos., Inc.	191,723	10,420
Marriot International, Inc. Class A	54,939	2,855
Mattel, Inc.	104,845	1,901
May Department Stores Co.	70,467	1,806
Maytag Corp. (f)	19,829	364
McDonald’s Corp.	307,053	8,607
McGraw-Hill, Inc.	46,413	3,699
Meredith Corp.	12,647	650
New York Times Co. Class A	35,745	1,398
Newell Rubbermaid, Inc. (f)	67,021	1,343
NIKE, Inc. Class B	63,913	5,036
Nordstrom, Inc.	33,438	1,279
Office Depot, Inc. (a)	76,570	1,151
Omnicom Group, Inc.	46,217	3,377
Pulte Homes, Inc.	31,136	1,911
Radioshack Corp.	38,253	1,096
Reebok International, Ltd. (f)	14,871	546
Reynolds American, Inc. (f)	36,840	2,507
Sears Roebuck & Co. (f)	52,254	2,082
Sherwin-Williams Co.	35,570	1,564
Snap-On, Inc.	14,748	406
Stanley Works (f)	20,232	860
Staples, Inc.	121,650	3,628
Starbucks Corp. (a)	95,926	4,361
Starwood Hotels & Resorts Worldwide, Inc. Class B	50,512	2,345
Target Corp.	222,757	10,080
Tiffany & Co.	35,368	1,087
Time Warner, Inc. (a)	1,112,147	17,950
TJX Cos., Inc.	120,313	2,652
Toys “R” Us, Inc. (a) (f)	54,169	961
Tribune Co.	79,855	3,286
Univision Communications, Inc. Class A (a)	79,518	2,514
V.F. Corp.	27,288	1,349
Viacom, Inc. Class B	422,589	14,182
Visteon Corp. (f)	31,253	250
Walt Disney Co.	500,573	11,288
Wendy’s International, Inc. (f)	28,567	960
Whirlpool Corp.	16,866	1,013
Yum! Brands, Inc.	70,222	2,855

		283,188

CONSUMER STAPLES - 10.3%
Adolph Coors Co. Class B (f)	9,244	628
Alberto Culver Co. Class B	22,258	968
Albertson’s, Inc. (f)	89,913	2,152
Altria Group, Inc.	500,164	23,528
Anheuser-Busch Cos., Inc.	196,167	9,798
Archer-Daniels-Midland Co.	159,767	2,713
Avon Products, Inc.	114,348	4,995
Brown-Forman Corp. Class B	29,382	1,346
Campbell Soup Co.	100,983	2,655
Clorox Co.	52,110	2,777
Coca-Cola Co.	594,135	23,795
Coca-Cola Enterprises, Inc.	114,000	2,155
Colgate-Palmolive Co.	129,035	5,830
ConAgra Foods, Inc.	129,146	3,320
Costco Wholesale Corp.	111,151	4,619
CVS Corp.	97,592	4,112
General Mills, Inc.	91,464	4,107
Gillette Co.	244,744	10,216
H.J. Heinz Co.	85,520	3,080
Hershey Foods Corp.	60,208	2,812

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2004 (UNAUDITED)

	SHARES	MARKET VALUE (000)
CONSUMER STAPLES - (CONTINUED)
Kellogg Co.	100,229	$4,276
Kimberly-Clark Corp.	121,664	7,858
Kroger Co. (a)	181,522	2,817
McCormick & Co., Inc. (f)	33,800	1,161
Pepsi Bottling Group, Inc.	62,153	1,687
PepsiCo, Inc.	413,910	20,137
Procter & Gamble Co.	621,222	33,620
Safeway, Inc. (a)	109,493	2,114
Sara Lee Corp.	193,217	4,417
SuperValu, Inc.	33,960	936
Sysco Corp. (f)	154,881	4,634
UST Corp.	40,947	1,648
Wal-Mart Stores, Inc.	1,036,728	55,154
Walgreen Co.	249,910	8,954
Winn-Dixie Stores, Inc. (f)	38,510	119
Wrigley Wm., Jr. Co.	55,216	3,496

		268,634

ENERGY - 7.0%
Amerada Hess Corp. (f)	21,802	1,940
Anadarko Petroleum Corp.	61,254	4,065
Apache Corp.	79,930	4,005
Ashland, Inc.	17,080	958
Baker Hughes, Inc.	80,880	3,536
BJ Services Co.	38,955	2,042
Burlington Resources, Inc.	96,456	3,935
ChevronTexaco Corp.	521,994	28,000
ConocoPhillips	167,241	13,856
Devon Energy Corp.	58,661	4,166
EOG Resources, Inc.	28,684	1,889
ExxonMobil Corp.	1,589,702	76,830
Halliburton Co.	107,986	3,638
Kerr-McGee Corp.	36,236	2,075
Marathon Oil Corp.	84,434	3,485
Nabors Industries, Ltd. (a)	36,515	1,729
Noble Corp. (a)	33,123	1,489
Occidental Petroleum Corp.	94,723	5,298
Rowan Cos., Inc. (a) (f)	26,139	690
Schlumberger, Ltd.	143,707	9,673
Sunoco, Inc. (f)	18,228	1,348
Transocean, Inc. (a) (f)	79,095	2,830
Unocal Corp.	64,988	2,794
Valero Energy Corp.	31,200	2,503

		182,774

FINANCIALS - 20.2%
ACE, Ltd.	69,255	2,774
AFLAC, Inc.	124,316	4,874
Allstate Corp.	170,507	8,183
Ambac Financial Group, Inc.	26,447	2,114
American Express Co.	311,673	16,039
American International Group, Inc.	636,183	43,254
AmSouth Bancorp (f)	86,819	2,118
AON Corp.	76,323	2,194
Apartment Investment & Management Co. Class A	23,800	828
Bank of America Corp.	994,600	43,096
Bank of New York Co., Inc.	188,479	5,498
BB&T Corp. (f)	135,918	5,395
Bear Stearns Cos., Inc.	25,799	2,481
Capital One Financial Corp.	58,615	4,332
Charles Schwab Corp.	335,393	3,082
Chubb Corp.	46,339	3,257
Cincinnati Financial Corp.	41,600	1,715
Citigroup, Inc.	1,265,871	55,850
Comerica, Inc.	42,332	2,512
Countrywide Financial Corp.	136,486	5,376
E*Trade Financial Corp. (a)	89,800	1,026
Equity Office Properties Trust	97,941	2,669
Equity Residential	68,807	2,133
Fannie Mae (f)	236,329	14,983
Federal Home Loan Mortgage Corp.	167,946	10,957
Federated Investors, Inc. Class B	27,400	779
Fifth Third Bancorp	136,500	6,719
First Horizon National Corp. (f)	30,917	1,341
Franklin Resources, Inc.	60,744	3,387
Golden West Financial Corp.	36,911	4,095
Goldman Sachs Group, Inc.	117,700	10,974
Hartford Financial Services Group, Inc.	70,688	4,378
Huntington Bancshares, Inc. (f)	55,454	1,381
J.P. Morgan Chase & Co.	869,119	34,530
Janus Capital Group, Inc. (f)	60,619	825
Jefferson-Pilot Corp.	34,360	1,706
KeyCorp	99,809	3,154
Lehman Brothers Holdings, Inc.	67,118	5,351
Lincoln National Corp.	44,031	2,070
Loews Corp.	45,014	2,633
M & T Bank Corp.	29,000	2,775
Marsh & McLennan Cos., Inc.	126,836	5,804
Marshall & Ilsley Corp.	53,792	2,168
MBIA, Inc.	35,658	2,076
MBNA Corp.	310,002	7,812
Mellon Financial Corp.	103,223	2,858
Merrill Lynch & Co., Inc.	229,527	11,412
MetLife, Inc.	183,307	7,085
MGIC Investment Corp. (f)	24,362	1,621
Moody’s Corp. (f)	36,865	2,700
Morgan Stanley	268,143	13,219
National City Corp. (f)	164,291	6,345
North Fork Bancorp, Inc. (f)	76,190	3,387

Northern Trust Corp.	53,840	2,197
Plum Creek Timber Co., Inc.	44,280	1,551
PNC Financial Services Group, Inc.	68,947	3,730
Principal Financial Group, Inc.	78,050	2,808
Progressive Corp.	53,147	4,504
ProLogis	44,600	1,572
Providian Financial Corp. (a)	71,573	1,112
Prudential Financial, Inc.	127,500	5,998
Regions Financial Corp.	112,709	3,726

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2004 (UNAUDITED)

	SHARES	MARKET VALUE (000)
FINANCIALS - (CONTINUED)
SAFECO Corp. (f)	33,864	$1,546
Simon Property Group, Inc.	50,463	2,706
SLM Corp.	107,342	4,787
SouthTrust Corp.	81,079	3,378
Sovereign Bancorp, Inc.	83,800	1,829
St. Paul Travelers Cos., Inc.	161,625	5,343
State Street Corp. (g)	82,525	3,525
SunTrust Banks, Inc. (f)	87,572	6,166
Synovus Financial Corp.	74,604	1,951
T. Rowe Price Group, Inc. (f)	31,490	1,604
Torchmark Corp. (f)	27,376	1,456
U.S. Bancorp	462,261	13,359
UnumProvident Corp. (f)	72,835	1,143
Wachovia Corp.	320,726	15,058
Washington Mutual, Inc.	209,913	8,203
Wells Fargo Co.	411,611	24,544
XL Capital, Ltd. Class A	33,932	2,511
Zions Bancorp	21,919	1,338

		526,970

HEALTH CARE - 12.6%
Abbott Laboratories	380,467	16,116
Aetna, Inc.	37,032	3,701
Allergan, Inc.	32,291	2,343
AmerisourceBergen Corp. (f)	27,116	1,456
Amgen, Inc. (a)	310,175	17,581
Anthem, Inc. (a) (f)	34,100	2,975
Applera Corp. - Applied Biosystems Group (f)	50,167	947
Bausch & Lomb, Inc.	13,225	879
Baxter International, Inc.	148,426	4,773
Becton, Dickinson & Co.	61,529	3,181
Biogen Idec, Inc. (a)	82,273	5,033
Biomet, Inc.	61,741	2,894
Boston Scientific Corp. (a)	203,696	8,093

Bristol-Myers Squibb Co.	474,217	11,225
C.R. Bard, Inc.	25,194	1,427
Cardinal Health, Inc.	104,266	4,564
Caremark Rx, Inc. (a)	111,808	3,586
Chiron Corp. (a)	45,844	2,026
CIGNA Corp.	34,589	2,408
Eli Lilly & Co.	275,497	16,543
Express Scripts, Inc. (a) (f)	19,100	1,248
Forest Laboratories, Inc. (a)	89,406	4,021
Genzyme Corp. (a)	55,005	2,993
Gilead Sciences, Inc. (a)	105,400	3,940
Guidant Corp.	75,964	5,017
HCA, Inc.	117,559	4,485
Health Management Associates, Inc. Class A	60,598	1,238
Hospira, Inc. (a)	38,336	1,173
Humana, Inc. (a)	40,925	818
IMS Health, Inc.	56,781	1,358
Johnson & Johnson	724,046	40,785
King Pharmaceuticals, Inc. (a)	60,932	727
Manor Care, Inc.	21,851	655
McKesson Corp.	72,031	1,847
Medco Health Solutions, Inc. (a)	65,672	2,029
MedImmune, Inc. (a)	61,165	1,450
Medtronic, Inc.	295,702	15,347
Merck & Co., Inc.	542,003	17,886
Millipore Corp. (a)	11,928	571
Mylan Laboratories Inc. (f)	65,600	1,181
Pfizer, Inc.	1,845,074	56,459
Quest Diagnostics Inc.	25,400	2,241
Schering-Plough Corp.	356,924	6,803
St. Jude Medical, Inc. (a)	43,097	3,244
Stryker Corp.	97,808	4,703
Tenet Healthcare Corp. (a)	112,409	1,213
UnitedHealth Group, Inc.	162,884	12,011
Watson Pharmaceuticals, Inc. (a)	26,503	781
WellPoint Health Networks, Inc. (a)	37,589	3,950
Wyeth	325,231	12,164
Zimmer Holdings, Inc. (a)	59,620	4,712

		328,801

INDUSTRIALS - 11.3%
3M Co.	190,784	15,257
Allied Waste Industries, Inc. (a) (f)	77,967	690
American Power Conversion Corp.	50,067	871
American Standard Cos., Inc. (a)	52,021	2,024
Apollo Group, Inc. (a)	47,375	3,476
Avery Dennison Corp.	27,070	1,781
Boeing Co.	205,645	10,615
Burlington Northern Santa Fe Corp.	91,150	3,492
Caterpillar, Inc.	82,885	6,668
Cendant Corp.	257,922	5,571
Cintas Corp.	41,482	1,744
Cooper Industries, Ltd.	22,421	1,323
Crane Co. (f)	15,002	434
CSX Corp.	52,824	1,754
Cummins, Inc. (f)	10,673	789
Danaher Corp.	74,426	3,817
Deere & Co.	60,741	3,921
Delta Air Lines, Inc. (a) (f)	31,293	103

Deluxe Corp. (f)	12,720	522
Dover Corp.	50,213	1,952
Eaton Corp.	36,478	2,313
Emerson Electric Co.	102,335	6,333
Equifax, Inc.	34,069	898
FedEx Corp.	72,446	6,208
Fluor Corp. (f)	20,406	908
General Dynamics Corp.	48,206	4,922
General Electric Co. (e)	2,580,023	86,637
Goodrich Co. (f)	29,755	933
H&R Block, Inc. (f)	42,310	2,091
Honeywell International, Inc.	208,342	7,471
Illinois Tool Works, Inc.	73,864	6,882
Ingersoll-Rand Co. Class A	42,150	2,865
ITT Industries, Inc.	22,602	1,808
Lockheed Martin Corp.	108,771	6,067
Masco Corp.	107,074	3,697
Monster Worldwide, Inc. (a)	28,492	702

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2004 (UNAUDITED)

	SHARES	MARKET VALUE (000)
INDUSTRIALS - (CONTINUED)
Navistar International Corp. (a) (f)	17,380	$646
Norfolk Southern Corp.	95,861	2,851
Northrop Grumman Corp.	86,978	4,639
PACCAR, Inc.	43,070	2,977
Pall Corp.	31,474	770
Parker-Hannifin Corp.	29,023	1,708
Pitney Bowes, Inc.	56,039	2,471
Power-One, Inc. (a) (f)	21,100	137
R.R. Donnelley & Sons Co.	53,260	1,668
Raytheon Co.	108,314	4,114
Robert Half International, Inc.	42,214	1,088
Rockwell Automation, Inc.	44,720	1,731
Rockwell Collins, Inc.	43,319	1,609
Ryder Systems, Inc. (f)	15,780	742
Southwest Airlines Co.	194,140	2,644
Textron, Inc.	33,675	2,164
Tyco International, Ltd.	489,148	14,997
Union Pacific Corp.	63,340	3,712
United Parcel Service, Inc. Class B	274,900	20,870
United Technologies Corp.	125,357	11,706
W.W. Grainger, Inc.	22,309	1,286
Waste Management, Inc.	140,379	3,838

		295,907

INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications, Inc. (a) (f)	211,127	382
Adobe Systems, Inc.	58,371	2,888
Advanced Micro Devices, Inc. (a) (f)	87,384	1,136
Affiliated Computer Services, Inc. (a) (f)	33,300	1,854
Agilent Technologies, Inc. (a)	118,327	2,552
Altera Corp. (a)	90,478	1,771
Analog Devices, Inc.	91,361	3,543
Andrew Corp. (a) (f)	38,827	475
Apple Computer, Inc. (a)	92,946	3,602
Applied Materials, Inc. (a)	408,761	6,740
Applied Micro Circuits Corp. (a) (f)	77,142	241
Autodesk, Inc.	28,215	1,372
Automatic Data Processing, Inc.	143,138	5,914
Avaya, Inc. (a)	110,415	1,539
BMC Software, Inc. (a)	52,736	834
Broadcom Corp. (a)	76,246	2,081
CIENA Corp. (a)	142,888	283
Cisco Systems, Inc. (a)	1,649,159	29,850
Citrix Systems, Inc. (a)	41,653	730
Computer Associates International, Inc.	142,144	3,738
Computer Sciences Corp. (a)	46,082	2,170
Compuware Corp. (a)	95,257	491
Comverse Technology, Inc. (a)	47,238	890
Convergys Corp. (a)	36,005	484
Corning, Inc. (a)	334,985	3,712
Dell, Inc. (a)	610,091	21,719
Electronic Arts, Inc. (a)	74,000	3,403
Electronic Data Systems Corp. (f)	125,886	2,441
EMC Corp. (a)	592,541	6,838
First Data Corp.	209,504	9,113
Fiserv, Inc. (a)	47,647	1,661
Fisher Scientific International, Inc. (a)	28,000	1,633
Gateway, Inc. (a) (f)	93,965	465
Hewlett-Packard Co.	743,819	13,947
Intel Corp.	1,567,603	31,446
International Business Machines Corp.	409,318	35,095
Intuit, Inc. (a)	47,051	2,136
Jabil Circuit, Inc. (a)	49,313	1,134
JDS Uniphase Corp. (a) (f)	353,919	1,193
KLA-Tencor Corp. (a)	48,164	1,998
Lexmark International Group, Inc. Class A (a)	31,502	2,646
Linear Technology Corp.	75,675	2,742
LSI Logic Corp. (a) (f)	96,135	414
Lucent Technologies, Inc. (a) (f)	1,053,172	3,339
Maxim Integrated Products, Inc.	79,156	3,348
Mercury Interactive Corp. (a)	22,148	773
Micron Technology, Inc. (a) (f)	150,032	1,805
Microsoft Corp. (e)	2,656,804	73,461
Molex, Inc. (f)	45,510	1,357
Motorola, Inc.	571,798	10,315
National Semiconductor Corp.	89,418	1,385
NCR Corp. (a)	22,792	1,130
Network Appliance, Inc. (a)	85,267	1,961
Novell, Inc. (a)	93,442	590

Novellus Systems, Inc. (a)	36,669	975
NVIDIA Corp. (a) (f)	39,751	577
Oracle Corp. (a)	1,267,138	14,293
Parametric Technology Corp. (a) (f)	63,641	336
Paychex, Inc.	91,727	2,766
PeopleSoft, Inc. (a)	88,323	1,753
PerkinElmer, Inc.	32,157	554
PMC-Sierra, Inc. (a) (f)	41,124	362
QLogic Corp. (a) (f)	23,845	706
QUALCOMM, Inc.	395,278	15,432
Sabre Holdings Corp. Class A (f)	34,324	842
Sanmina-SCI Corp. (a)	127,858	901
Scientific-Atlanta, Inc.	38,368	995
Siebel Systems, Inc. (a)	125,358	945
Solectron Corp. (a)	238,314	1,180
Sun Microsystems, Inc. (a) (f)	817,388	3,302
SunGard Data Systems, Inc. (a)	72,050	1,713
Symantec Corp. (a)	76,600	4,204
Symbol Technologies, Inc.	58,485	739
Tektronix, Inc.	21,029	699
Tellabs, Inc. (a) (f)	104,775	963
Teradyne, Inc. (a) (f)	48,392	648
Texas Instruments, Inc.	422,203	8,984
Thermo Electron Corp. (a)	41,129	1,111
Unisys Corp. (a)	83,479	862

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2004 (UNAUDITED)

	SHARES	MARKET VALUE (000)
INFORMATION TECHNOLOGY - (CONTINUED)
VERITAS Software Corp. (a)	104,683	$1,863
Waters Corp. (a)	29,357	1,295
Xerox Corp. (a) (f)	196,242	2,763
Xilinx, Inc.	85,504	2,309
Yahoo!, Inc. (a)	328,480	11,139

		403,971

MATERIALS - 3.1%
Air Products & Chemicals, Inc.	55,889	3,039
Alcoa, Inc.	210,846	7,082
Allegheny Technologies, Inc. (f)	22,329	408
Ball Corp.	27,670	1,036
Bemis Co., Inc.	26,928	716
Boise Cascade Corp.	21,519	716
Dow Chemical Co.	228,299	10,315
E.I. Du Pont de Nemours & Co.	243,939	10,441
Eastman Chemical Co.	18,962	902
Ecolab, Inc.	63,626	2,000
Engelhard Corp.	29,830	846

Freeport-McMoRan Copper & Gold, Inc. Class B	43,114	1,746
Georgia-Pacific Group	62,740	2,255
Great Lakes Chemical Corp. (f)	12,803	328
Hercules, Inc. (a)	28,098	400
International Flavors & Fragrances, Inc.	23,704	905
International Paper Co.	117,556	4,750
Louisiana-Pacific Corp. (f)	26,459	687
MeadWestvaco Corp.	48,688	1,553
Monsanto Co.	64,446	2,347
Newmont Mining Corp.	108,142	4,924
Nucor Corp. (f)	19,102	1,745
Pactiv Corp. (a)	36,164	841
Phelps Dodge Corp. (f)	22,605	2,080
PPG Industries, Inc.	42,190	2,585
Praxair, Inc.	79,820	3,412
Rohm & Haas Co.	55,096	2,367
Sealed Air Corp. (a)	20,836	966
Sigma-Aldrich Corp.	16,993	986
Temple-Inland, Inc.	13,714	921
United States Steel Corp.	27,702	1,042
Vulcan Materials Co. (f)	25,496	1,299
Weyerhaeuser Co.	58,924	3,917
Worthington Industries, Inc. (f)	21,829	466

		80,023

TELECOMMUNICATION SERVICES - 3.6%
ALLTEL Corp.	75,098	4,124
AT&T Corp. (f)	195,147	2,794
AT&T Wireless Services, Inc. (a)	665,238	9,832
BellSouth Corp.	447,428	12,134
CenturyTel, Inc.	34,508	1,182
Citizens Communications Co.	79,877	1,070
Nextel Communications, Inc. Class A (a)	269,036	6,414
Qwest Communications International, Inc. (a)	442,622	1,474
SBC Communications, Inc.	807,804	20,962
Sprint Corp. (Fon Group)	354,923	7,145
Verizon Communications, Inc.	675,698	26,609

		93,740

UTILITIES - 3.0%
AES Corp. (a)	153,414	1,533
Allegheny Energy, Inc. (a) (f)	31,899	509
Ameren Corp.	47,142	2,176
American Electric Power Co., Inc.	96,054	3,070
Calpine Corp. (a) (f)	104,452	303
CenterPoint Energy, Inc. (f)	77,193	800
Cinergy Corp. (f)	43,558	1,725
CMS Energy Corp. (a) (f)	38,505	367
Consolidated Edison, Inc.	59,222	2,490
Constellation Energy Group, Inc.	40,903	1,630
Dominion Resources, Inc. (f)	79,087	5,160
DTE Energy Co. (f)	42,546	1,795
Duke Energy Corp.	221,577	5,072
Dynegy Inc. Class A (a) (f)	94,930	474
Edison International (f)	80,062	2,122
El Paso Corp. (f)	157,494	1,447
Entergy Corp.	56,343	3,415

Exelon Corp.	160,178	5,877
FirstEnergy Corp.	81,012	3,328
FPL Group, Inc.	45,389	3,101
KeySpan Corp. (f)	38,706	1,517
Kinder Morgan, Inc.	30,038	1,887
Nicor, Inc. (f)	11,213	412
NiSource, Inc.	64,767	1,361
Peoples Energy Corp. (f)	9,331	389
PG&E Corp. (a)	101,723	3,092
Pinnacle West Capital Corp.	23,081	958
PPL Corp.	46,068	2,173
Progress Energy, Inc.	60,608	2,566
Public Service Enterprise Group, Inc.	58,022	2,472
Sempra Energy	56,189	2,033
Southern Co. (f)	178,658	5,356
TECO Energy, Inc. (f)	47,476	642
TXU Corp.	74,248	3,558
Williams Cos., Inc. (f)	127,137	1,538
Xcel Energy, Inc. (f)	96,597	1,673

		78,021

TOTAL COMMON STOCKS (cost $2,142,778,215)		2,542,029

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS - (CONTINUED)

SEPTEMBER 30, 2004 (UNAUDITED)

	PAR AMOUNT (000)	MARKET VALUE (000)
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill (b) (c) 1.60% due 12/09/04	$3,824	$3,812

TOTAL U.S. GOVERNMENT SECURITIES (cost $3,812,273)		3,812

	Shares (000)
SHORT TERM INVESTMENTS - 7.5%
AIM Short Term Investment Prime Portfolio	61,856	61,856
Federated Money Market Obligations Trust	485	485
State Street Navigator Securities Lending Prime Portfolio (d) (g)	131,919	131,919

TOTAL SHORT TERM INVESTMENTS (cost $194,260,045)		194,260

TOTAL INVESTMENTS - 105.1% (identified cost $2,340,850,533) (h) (i)	2,740,101
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(131,904)

NET ASSETS - 100%	$2,608,197

(a)	Non-income producing security.
(b)	Security held as collateral in relation to initial margin requirements on futures contracts.
(c)	Rate represents annualized yield at date of purchase.
(d)	Security represents investment made with cash collateral received from securities loaned.
(e)	All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(f)	All or a portion of these securities were on loan at September 30, 2004.
(g)	Affiliated Issuer. See table below for more information.

Security Description	Number of Shares held at 12/31/03	Shares Purchased For the Nine months Ended 09/30/04	Shares Sold For the Nine months Ended 09/30/04	Number of Shares held at 09/30/04	Income Earned For the Nine months Ended 09/30/04	Realized Gain on shares sold during the Nine months ended 09/30/04
State Street Corp.	84,525	3,400	5,400	82,525	$38,614	$36,840
State Street Navigator Securities Lending Prime Portfolio	71,146,646	654,123,865	593,351,707	131,918,804	$58,379	—

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $616,535,930 and $217,285,521, respectively, resulting in net unrealized appreciation of investments of $399,250,409.
(i)	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

	Number of Contracts	Unrealized Depreciation (000)
SCHEDULE OF FUTURES CONTRACTS S&P 500 Financial Futures Contracts (long) Expiration date 12/2004	229	$(1,055)

Total unrealized depreciation on open futures contracts purchased		$(1,055)

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Transamerica Premier Institutional Equity Fund

SCHEDULE OF INVESTMENTS

At September 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

			Shares	Value
COMMON STOCKS	(99.5%	)
Business Services	(8.7%	)
First Data Corporation			32,000	$1,392
Moody’s Corporation			14,000	1,026
Chemicals & Allied Products	(3.5%	)
Praxair, Inc.			23,000	983
Commercial Banks	(3.1%	)
Northern Trust Corporation			21,000	857
Communication	(10.1%	)
Echostar Communications Corporation - Class A (a)			27,000	840
Liberty Media International, Inc. - Class A (a)			25,000	834
XM Satellite Radio Holdings Inc. - Class A (a)			35,000	1,085
Communications Equipment	(5.6%	)
QUALCOMM Incorporated			40,000	1,562
Computer & Data Processing Services	(6.8%	)
Intuit Inc. (a)			16,000	726
Microsoft Corporation			42,000	1,161
Computer & Office Equipment	(5.7%	)
Lexmark International, Inc. (a)			8,500	714
SanDisk Corporation (a)			30,000	874
Drug Stores & Proprietary Stores	(3.2%	)
Walgreen Co.			25,000	896
Electronic Components & Accessories	(1.7%	)
Intel Corporation			24,000	481
Fabricated Metal Products	(3.6%	)
Gillette Company (The)			24,000	1,002
Hotels & Other Lodging Places	(3.0%	)
Marriott International, Inc. - Class A			16,000	831

Insurance	(4.6%	)
WellPoint Health Networks Inc. (a)			12,000	1,261
Management Services	(3.6%	)
Paychex, Inc.			33,000	995
Manufacturing Industries	(2.9%	)
International Game Technology			22,000	791
Medical Instruments & Supplies	(4.0%	)
Zimmer Holdings, Inc. (a)			14,000	1,107
Personal Services	(3.2%	)
Weight Watchers International, Inc. (a)			23,000	893
Pharmaceuticals	(10.4%	)
Allergan, Inc.			15,000	1,088
Genentech, Inc. (a)			22,000	1,153
Pfizer Inc.			21,000	643
Retail Trade	(4.1%	)
Staples, Inc.			38,000	1,133
Transportation & Public Utilities	(3.9%	)
Expeditors International of Washington, Inc.			21,000	1,086
Trucking & Warehousing	(4.7%	)
United Parcel Service, Inc. - Class B			17,000	1,291
Variety Stores	(3.1%	)
Wal-Mart Stores, Inc.			16,000	851

Total Common Stocks (cost: $26,153 )				27,556

Total Investment Securities (cost: $26,153 )				$27,556

SUMMARY:
Investments, at value			99.5%	$27,556
Other assets in excess of liabilities			0.5%	151

Net assets			100.0%	$27,707

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

*	Aggregate cost for Federal tax purposes is $26,153. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,567 and $164, respectively. Net unrealized appreciation for tax purposes is $1,403.

Item 2. Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of September 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ Brian C. Scott
Chief Executive Officer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Chief Executive Officer
Date:	November 23, 2004

By:	/s/ Kim D. Day
Vice President and Treasurer
Date:	November 23, 2004